Subordinated Loans	6 Months Ended
Jun. 30, 2020
Subordinated loans [abstract]
Subordinated loans
11 Subordinated loans

Subordinated loans by group companies
	30 June 2020	31 December 2019
ING Groep N.V.	13,691	13,069
ING Group companies	3,007	3,519
	16,697	16,588

Subordinated loans issued by ING Groep N.V. include bonds issued to raise Tier 1 and Tier 2 (CRD IV eligible) capital for ING Bank N.V. Under IFRS these bonds are classified as liabilities and for regulatory purposes, they are considered capital. Subordinated loans issued by ING Group companies comprise, for the most part, subordinated loans which are subordinated to all current and future liabilities of ING Bank N.V.

Changes in subordinated loans
	30 June 2020	31 December 2019
Opening balance as at 1 January	16,588	13,724
New issuances	2,165	3,429
Repayments	–2,608	–933
Exchange rate differences and other	553	367
Closing balance	16,697	16,588

In 2020 ING Groep N.V. issued in February USD 750 million 4.875% Perpetual Additional Tier 1 Contingent Convertible Capital Securities and in May EUR 1.5 billion 2.125% Subordinated Tier 2 Notes. In February ING Bank N.V. bought back USD 1 billion 5.800% Tier 2 securities via a tender and in April ING Groep N.V. redeemed USD 1 billion 6.000% Perpetual Additional Tier 1 Contingent Convertible Capital Securities and USD 700 million 6.125% Perpetual Debt Securities.